Remy Derivative Financial Instruments and Concentration of Risk (Details) (USD $)	3 Months Ended		12 Months Ended								12 Months Ended			3 Months Ended	12 Months Ended																								3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 metrictons	Dec. 31, 2012 metrictons	Dec. 31, 2011	Mar. 31, 2014 Foreign Exchange Contract [Member]	Dec. 31, 2013 Foreign Exchange Contract [Member]	Dec. 31, 2012 Foreign Exchange Contract [Member]	Dec. 31, 2013 Commodity Contract [Member]	Dec. 31, 2012 Commodity Contract [Member]	Dec. 31, 2013 Unallocated Financing Receivables [Member]	Dec. 31, 2012 Unallocated Financing Receivables [Member]	Dec. 31, 2013 Interest Rate Swap [Member]	Mar. 31, 2014 Not Designated as Hedging Instrument [Member] Interest Rate Swap [Member]	Dec. 31, 2013 Not Designated as Hedging Instrument [Member] Interest Rate Swap [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Interest Rate Swap [Member]	Dec. 01, 2010 Not Designated as Hedging Instrument [Member] Interest Rate Swap [Member]	Dec. 31, 2013 Korea (South), Won	Dec. 31, 2012 Korea (South), Won	Mar. 31, 2014 Korea (South), Won Foreign Exchange Contract [Member]	Dec. 31, 2013 Korea (South), Won Foreign Exchange Contract [Member]	Dec. 31, 2013 Mexico, Pesos	Dec. 31, 2012 Mexico, Pesos	Mar. 31, 2014 Mexico, Pesos Foreign Exchange Contract [Member]	Dec. 31, 2013 Mexico, Pesos Foreign Exchange Contract [Member]	Dec. 31, 2013 Brazil, Brazil Real	Dec. 31, 2012 Brazil, Brazil Real	Mar. 31, 2014 Brazil, Brazil Real Foreign Exchange Contract [Member]	Dec. 31, 2013 Brazil, Brazil Real Foreign Exchange Contract [Member]	Dec. 31, 2013 Hungary, Forint	Dec. 31, 2012 Hungary, Forint	Mar. 31, 2014 Hungary, Forint Foreign Exchange Contract [Member]	Dec. 31, 2013 Hungary, Forint Foreign Exchange Contract [Member]	Dec. 31, 2013 United Kingdom, Pounds	Dec. 31, 2012 United Kingdom, Pounds	Mar. 31, 2014 United Kingdom, Pounds Foreign Exchange Contract [Member]	Dec. 31, 2013 United Kingdom, Pounds Foreign Exchange Contract [Member]	Mar. 31, 2014 Designated as Hedging Instrument [Member]	Mar. 31, 2013 Designated as Hedging Instrument [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member]	Mar. 31, 2014 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Mar. 31, 2013 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Mar. 31, 2014 Designated as Hedging Instrument [Member] Commodity Contract [Member]	Mar. 31, 2013 Designated as Hedging Instrument [Member] Commodity Contract [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Commodity Contract [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member] Commodity Contract [Member]	Mar. 31, 2014 Designated as Hedging Instrument [Member] Interest Rate Swap [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net			$ 0	$ 6,000,000										$ 0																									$ (5,000,000)	$ (1,000,000)			$ (1,000,000)	$ 2,000,000	$ 5,000,000	$ 6,000,000	$ (4,000,000)	$ (3,000,000)	$ (6,000,000)		$ 0	$ 1,000,000
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net														0																										2,000,000	1,000,000	1,000,000	1,000,000	2,000,000	6,000,000	1,000,000	(1,000,000)	0	(5,000,000)
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net			0											(1,000,000)	1,000,000																												0				0
Derivative Asset, Fair Value, Gross Asset													0	0	0																								3,000,000		6,000,000	7,000,000	2,000,000		4,000,000	6,000,000	0		0	1,000,000	1,000,000	2,000,000
Derivative Liability, Fair Value, Gross Liability														1,000,000	1,000,000	2,000,000																							5,000,000		2,000,000	2,000,000	1,000,000		0	0	4,000,000		2,000,000	2,000,000
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax							2,000,000	3,000,000	1,000,000	1,000,000																																									1,000,000	1,000,000
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months						1,000,000	3,000,000
Derivative, Floor Interest Rate															1.25%			1.75%																																	1.25%	125.00%
Derivative, Fixed Interest Rate														4.05%	4.05%		3.35%	334.50%																																	2.75%	275.00%
Derivative, Nonmonetary Notional Amount			6,368	6,566
Price Risk Cash Flow Hedge Unrealized Gain (Loss) to be Reclassified During Next 12 Months										1,000,000
Interest expense	36,000,000	23,000,000	93,000,000	74,000,000	57,000,000						6,000,000	2,000,000
Loans Receivable, Gross, Commercial, Trade Financing											241,000,000	184,000,000
Derivative, Notional Amount														$ 72,000,000	$ 72,000,000				$ 74,000,000	$ 56,000,000	$ 78,000,000	$ 74,000,000	$ 74,000,000	$ 67,000,000	$ 73,000,000	$ 74,000,000	$ 11,000,000	$ 18,000,000	$ 20,000,000	$ 11,000,000	$ 14,000,000	$ 13,000,000	$ 14,000,000	$ 14,000,000	$ 4,000,000	$ 1,000,000	$ 3,000,000	$ 4,000,000														$ 72,000,000